Taxes (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)
Taxes [Line Items]
Tax rate (in Dollars)		$ 2
Percentage of assessable profits	8.25%	8.25%
Preferential tax rate	5.00%	5.00%
Favorable tax rate and tax holiday amounted	$ 3,007,791		$ 1,086,519
Favorable tax rate per share (in Dollars per share) | $ / shares	$ 1.58		$ 0.65
Net operating loss carry forward	$ 5,200,000
Valuation allowance on the deferred tax assets	806,319		$ 162,974	$ 76,368
Unrecognized tax benefits	1,940,649		1,066,949
unrecognized tax benefit interest expense or penalty
Liability for accrued interest
Kashi Mofy [Member]
Taxes [Line Items]
Preferential tax rate	9.00%	9.00%
High and New Technology Enterprise (“the HNTE”) [Member]
Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
Global Mofy China [Member]
Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
Zhejiang Mofy [Member]
Taxes [Line Items]
Preferential tax rate	5.00%	5.00%
PRC [Member]
Taxes [Line Items]
Unified EIT rate	25.00%	25.00%
Hong Kong [Member]
Taxes [Line Items]
Tax rate (in Dollars)		$ 2
Percentage of tax rate	16.50%	16.50%